EVENTS AFTER THE REPORTING DATE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
EVENTS AFTER THE REPORTING DATE

13.	EVENTS AFTER THE REPORTING DATE

As of July 1, 2022, the transfer of the Colombian license to Codere Online Colombia S.A.S. that was formally requested on December 21, 2021, as described in the Group's Consolidated and Combined Carve-out Financial Statements as of December 31, 2021, has been approved from Coljuegos and Codere Online Colombia S.A.S. began operating the online business in Colombia under the Colombia License on September 1, 2022.

There were no additional events subsequent to the closing date which could have a significant effect on the Group’s Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Codere Online Luxembourg, S.A.
(formerly denominated Codere Online Business)

Opinion on the Consolidated and Combined Carve-out Financial Statements

We have audited the accompanying Consolidated and Combined Carve-out statements of financial position as of December 31, 2021 and 2020 of Codere Online Luxembourg, S.A. (formerly denominated Codere Online Business) and subsidiaries (the “Group”), the related Consolidated and Combined Carve-out income statements and statements of comprehensive income, changes in equity and cash flows for each of the three years in the period ended December 31, 2021, and the related notes (collectively referred to as the “Consolidated and Combined Carve-out financial statements”). In our opinion, the Consolidated and Combined Carve-out financial statements present fairly, in all material respects, the financial position of the Group at December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in conformity with International Financial Reporting Standards issued by the International Accounting Standards Board.

Basis for Opinion

These Consolidated and Combined Carve-out financial statements are the responsibility of the Group’s management. Our responsibility is to express an opinion on the Group’s Consolidated and Combined Carve-out financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Group in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the Consolidated and Combined Carve-out financial statements are free of material misstatement, whether due to error or fraud. The Group is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Group’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the Consolidated and Combined Carve-out financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the Consolidated and Combined Carve-out financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the Consolidated and Combined Carve-out financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young, S.L.

We have served as the Group’s auditor since 2016

Madrid, Spain

April 29, 2022

CODERE ONLINE LUXEMBOURG, S.A.

(formerly denominated CODERE ONLINE BUSINESS) AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF FINANCIAL POSITION AS OF

DECEMBER 31, 2021 AND COMBINED CARVE-OUT STATEMENT OF

FINANCIAL POSITION AS OF DECEMBER 31, 2020

(Thousands of Euros)

	Notes	12/31/2021	12/31/2020 (Note 2)
ASSETS
A) NON-CURRENT ASSETS		606	1,244
Intangible assets	5	469	1,128
Property, plant and equipment	6	133	107
Right-of-use assets		-	9
Non-current financial assets		4	-
B) CURRENT ASSETS		104,669	17,304
Trade receivables and other current assets	8	5,862	1,646
Current financial assets	7	3,899	4,757
Cash and cash equivalents	7	94,908	10,901
TOTAL ASSETS (A+B)		105,275	18,548

	Notes	12/31/2021	12/31/2020
EQUITY AND LIABILITIES
A) EQUITY	9	68,154	(39,925)
Equity attributable to equity holders of the Parent		68,007	(40,017)
Equity attributable to non-controlling interest		147	92
B) NON-CURRENT LIABILITIES		5,513	21,441
Borrowings	10	-	21,441
Non-current financial liabilities	10	5,513	-
C) CURRENT LIABILITIES		31,608	37,032
Lease obligations		-	9
Provisions		-	15
Borrowings	10	2,984	17,777
Trade payables and other current liabilities	11	28,624	19,231
TOTAL EQUITY AND LIABILITIES (A+B+C)		105,275	18,548

The accompanying notes 1 to 17 are an integral part of the consolidated and combined carve-out financial statements.

CODERE ONLINE LUXEMBOURG, S.A.

(formerly denominated CODERE ONLINE BUSINESS) AND SUBSIDIARIES

CONSOLIDATED AND COMBINED CARVE-OUT INCOME STATEMENT

FOR THE YEAR ENDED DECEMBER 31, 2021, 2020 AND 2019

(Thousands of Euros)

	Notes	2021	2020	2019
Revenue	13	80,253	70,497	61,583
Personnel expenses		(7,080)	(5,157)	(5,102)
Depreciation and amortization		(721)	(932)	(1,193)
Other operating expenses		(143,481)	(78,657)	(71,165)
Operating expenses	13	(151,282)	(84,746)	(77,460)
OPERATING INCOME/(LOSS)		(71,029)	(14,249)	(15,877)
Finance income / (costs)	13	3,982	(520)	(269)
Net financial results		3,982	(520)	(269)
NET INCOME/(LOSS) BEFORE TAX		(67,047)	(14,769)	(16,146)
Income tax benefit/(expense)	12	(966)	(1,510)	53
NET INCOME/(LOSS) FOR THE YEAR		(68,013)	(16,279)	(16,093)
Attributable to equity holders of the Parent		(68,067)	(16,274)	(16,191)
Attributable to non-controlling interests		54	(5)	98

Basic earnings per share attributable to equity holders of the parent (Euro)	13	(10.18)	(3.65)	(3.63)
Diluted earnings per share attributable to equity holders of the parent (Euro)	13	(10.18)	(3.65)	(3.63)

The accompanying notes 1 to 17 are an integral part of the consolidated and combined carve-out financial statements.

CODERE ONLINE LUXEMBOURG, S.A.

(formerly denominated CODERE ONLINE BUSINESS) AND SUBSIDIARIES

CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF COMPREHENSIVE INCOME

FOR THE YEAR ENDED DECEMBER 31, 2021, 2020 AND 2019

(Thousands of Euros)

	2021	2020	2019
Net loss for the year	(68,013)	(16,279)	(16,093)
Currency translation differences	(1,134)	1,109	(160)
Income tax impact	-	-	-
Items that may be reclassified subsequently to profit or loss	(1,134)	1,109	(160)
Total other comprehensive income/(loss) recognized in the year	(1,134)	1,109	(160)
Total comprehensive loss recognized in the year	(69,147)	(15,170)	(16,253)
Attributable to:
Equity holders of the Parent	(69,201)	(15,262)	(16,350)
Non-controlling interests	54	92	97

The accompanying notes 1 to 17 are an integral part of the consolidated and combined carve-out financial statements.

CODERE ONLINE LUXEMBOURG, S.A.

(formerly denominated CODERE ONLINE BUSINESS) AND SUBSIDIARIES

CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CHANGES IN EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2021, 2020 AND 2019

(Thousands of Euros)

	Attributable to equity holders of the Parent (SEJO)
	Issued capital	Net income / (loss) for the year	Retained earnings / (losses)	Net Parent investment	Share premium	Other comprehensive income/(loss)	Total	Non- controlling interest	Total Equity
Balance at January 1, 2019	60	-	(1,505)	(17,904)	-	-	(19,349)	(1)	(19,350)
Net income/(loss) for the year	-	(16,191)	-	-	-	-	(16,191)	98	(16,093)
Other comprehensive income/(loss) for the year	-	-	-	-	-	(160)	(160)	-	(160)
Total comprehensive income/ (loss) for the year	-	(16,191)	-	-	-	(160)	(16,351)	98	(16,253)
Appropriation of result	-	16,191	(16,191)	-	-	-	-	-	-
Net change in Parent investment	-	-	-	4,270	-	-	4,270	-	4,270
Balance at December 31, 2019	60	-	(17,696)	(13,634)	-	(160)	(31,430)	97	(31,333)
Net income/(loss) for the year	-	(16,274)	-	-	-	-	(16,274)	(5)	(16,279)
Other comprehensive income/(loss) for the year	-	-	-	-	-	1,109	1,109	-	1,109
Total comprehensive income/ (loss) for the year	-	(16,274)	-	-	-	1,109	(15,165)	(5)	(15,170)
Appropriation of result	-	16,274	(16,274)	-	-	-	-	-	-
Net change in Parent investment	-	-	-	6,578	-	-	6,578	-	6,578
Balance at December 31, 2020 (Note 9) (*)	60	-	(33,970)	(7,056)	-	949	(40,017)	92	(39,925)

The accompanying notes 1 to 17 are an integral part of the consolidated and combined carve-out financial statements.

(*)	The historical combined carve-out financial statements for the years ended December 31, 2019 and 2020 were presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The net Parent investment balance included the balances that were recorded in the historical combined carve-out financial statements and the transfer of the balance from net Parent investment to other reserves occurred as a result of the Business Combination, as the former structure of the Codere Online Business is now a consolidated group.

CODERE ONLINE LUXEMBOURG, S.A.

(formerly denominated CODERE ONLINE BUSINESS) AND SUBSIDIARIES

CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CHANGES IN EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2021, 2020 AND 2019

(Thousands of Euros)

	Attributable to equity holders of the Parent (Codere Online Luxembourg S.A.)
	Issued capital	Net income / (loss) for the year	Retained earnings / (losses)	Net Parent investment	Other reserves	Share premium	Other comprehensive income/(loss)	Total	Non- controlling interest	Total Equity
Balance at December 31, 2020 (SEJO) (*)	60	-	(33,970)	(7,056)	-	-	949	(40,017)	92	(39,925)
Net income/(loss) for the year	-	(68,067)	-	-		-	-	(68,067)	54	(68,013)
Other comprehensive income/(loss) for the year	-	-	-	-		-	(1,134)	(1,134)	-	(1,134)
Total comprehensive income/ (loss) for the year	60	(68,067)	(33,970)	(7,056)		-	(185)	(109,218)	146	(109,072)
Elimination of SEJO equity (former holding company) (*)	(60)	-	-	-	60	-	-	-	-	-
Incorporation of the new Parent at June 4, 2021 (Note 1)	30	-	-	-	-	-	-	30	-	30
Reclassification of net Parent investment (Note 9) (*)	-	-	-	7,056	(7,056)	-	-	-	-	-
Change in net Parent investment (Note 9) (*)	-	-	-	55,154	-	-	-	55,154	-	55,154
Reclassification to other reserves (Note 9) (*)	-	-	-	(55,154)	55,154	-	-	-	-	-
SEJO contribution (Note 9)	29,970	-	-	-	(29,970)	-	-	-	-	-
DD3 contribution (Note 9)	15,122	-	-	-	-	106,920	-	122,042	-	122,042
Balance at December 31, 2021 (*)	45,122	(68,067)	(33,970)	-	18,188	106,920	(185)	68,008	146	68,154

The accompanying notes 1 to 17 are an integral part of the consolidated and combined carve-out financial statements.

(*)	The historical combined carve-out financial statements for the years ended December 31, 2019 and 2020 were presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, SEJO was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A., which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The net Parent investment balance included the balances that were recorded in the historical combined carve-out financial statements and the transfer of the balance from net Parent investment to other reserves occurred as a result of the Business Combination, as the former structure of the Codere Online Business is now a consolidated group. Additionally, as explained in Note 9, the Group capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the net Parent investment heading and as a result of the Business Combination, has been reclassified to other reserves.

CODERE ONLINE LUXEMBOURG, S.A.

(formerly denominated CODERE ONLINE BUSINESS) AND SUBSIDIARIES

CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2021 AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(Thousands of Euros)

	2021	2020 (Note 2)	2019 (Note 2)
Net loss before tax	(67,047)	(14,769)	(16,146)
Adjustments for Net financial results	(2,406)	520	269
Operating loss	(69,453)	(14,249)	(15,877)
Non-cash expenses:	40,410	924	1,403
Depreciation and amortization (Note 13)	721	931	1,194
Movements in provisions	(16)	(117)	112
Change in Expected credit loss	(67)	110	97
Other gains and losses (**)	35,835
Changes in fair value (Note 10)	3,937	-	-
Changes in working capital:	24,121	17,542	13,555
Trade receivables and other current assets (Note 8)	10,321	3,676	(3,781)
Trade payables and other current liabilities (Note 11)	13,800	13,866	17,336
Income tax paid	(270)	(361)	(323)
Net cash provided by (used in) operating activities	(5,192)	3,856	(1,242)
Payment for purchases of property, plant and equipment (Note 6)	(80)	(55)	(75)
Payments for investments	(3)	(17)	(200)
Net cash used in investing activities	(83)	(72)	(275)
Drawdown of other borrowings (Note 10)	450	245	7,163
Capitalized lease payments (IFRS 16)	(9)	9	-
Proceeds from closing of the Business Combination (Note 7)	89,366	-	-
Other lease payments *	(475)	(429)	(349)
Net cash provided by (used in) financing activities	89,332	(175)	6,814
Net increase in cash and cash equivalents	84,057	3,609	5,297
Cash and cash equivalents at the beginning of the year	10,901	8,018	2,630
Effect of changes in exchange rates on cash and cash equivalents	(50)	(726)	91
Cash and cash equivalents at the end of the year	94,908	10,901	8,018

*	Include the short-term lease payments, payments for leases of low-value assets and variable lease payments.

**	Other gains and losses correspond to the service cost for the listing of ordinary shares as described in Note 2.

The accompanying notes 1 to 17 are an integral part of the consolidated and combined carve-out financial statements.

CODERE ONLINE LUXEMBOURG, S.A.
(formerly denominated CODERE ONLINE BUSINESS) AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED AND COMBINED CARVE-OUT
FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2021 AND 2020 AND
FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019
(Thousands of Euros)

17.	EVENTS AFTER THE REPORTING DATE

Management Incentive Plan

On February 2, 2022, the Parent Board approved the terms and conditions of a long-term incentive plan (the “LTIP”), which was approved by the Parent Shareholders at a meeting held on March 3, 2022. The main objective of the LTIP is to enhance the alignment between senior management and director interests with those of Codere Online and Parent Shareholders and to strengthen the retention and motivation of senior management and directors in the long term.

The LTIP is primarily for the benefit of certain existing and future senior managers of Parent and the Remunerated Directors and may include certain employees and independent contractors providing services to Codere Online. The beneficiaries will be proposed by the Chief Executive Officer of Parent and will be subject to approval by the Parent Board. Upon approval by the Parent Board, such beneficiaries will receive an invitation letter to participate in the LTIP. Beneficiaries will be required to accept the terms of a post-contractual non-compete and non-solicitation agreement to benefit from the terms of the LTIP.

Compensation under the LTIP will be based on the beneficiary’s expected role, responsibilities and contribution to the business of Parent, among other things. The LTIP includes compensation in the form of share options, restricted shares, and/or deferred payments payable depending upon the increase in Parent’s equity value. The share options will have an exercise price of $10.00 per Ordinary Share, subject to certain anti-dilution protections, and will be exercisable at the option of the beneficiary on a cash or cashless basis (subject to Parent’s option to net cash settle to avoid the dilutive impact from any such share option exercise) and will not be transferable by the beneficiary at any time. The restricted shares may also be net cash settled by Parent to avoid the dilutive impact from the issuance of restricted shares. Share options may be exercised, and restricted shares may be sold, following the later of (i) 90 days from the respective vesting date and (ii) December 31, 2023. The deferred payments will be paid at Parent’s option in cash or Ordinary Shares, will be calculated based on the operating and financial performance of Codere Online and will be payable after the end of the vesting period of the LTIP, subject to certain exceptions and acceleration events.

The total number of Ordinary Shares issuable to beneficiaries pursuant to the share options and restricted shares shall be limited to 5% of the total number of Ordinary Shares issued and outstanding at the time the LTIP was approved by the Parent Shareholders. Such limit will be increased by an amount equivalent to 0.2% of the total number of Ordinary Shares issued and outstanding on each December 31 through the end of the vesting period of the LTIP, to provide for additional capacity to grant awards to additional beneficiaries under the LTIP.

The incentives granted to the beneficiaries under the LTIP will be subject to a 5-year general vesting period, with 20% vesting per year, subject to certain exceptions and acceleration events, in order to promote the long-term retention of the beneficiaries.

Except in the case of a termination for gross misconduct, fraud or gross negligence, in which case the relevant beneficiary would forfeit all rights to both vested and unvested compensation under the LTIP, beneficiaries that cease to be employed by Codere Online or to provide services to Codere Online, as applicable, will retain all vested compensation up to the date of any such resignation or termination. Awards are subject to recovery by Codere Online under certain events, including as a result of a breach of the post-contractual non-compete or non-solicit or pursuant to applicable laws and regulations. Except as prohibited by applicable laws, the company may extend loans to beneficiaries to pay certain taxes due in connection with compensation under the LTIP.

The LTIP will be subject to the Spanish employment law as a significant part of the compensation under the LTIP will be awarded to beneficiaries located in Spain. The components of the LTIP may be subject to special terms and conditions depending on the location of the beneficiary.

The foregoing description of the LTIP does not purport to be complete and is qualified in its entirety by reference to the full text of the LTIP Master Agreement, which has been filed as an exhibit to this annual report.